--------------------------------------------------------------------------------

Alliance
Municipal
Trust

- New Jersey Portfolio

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                           AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2000
(unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)            Security(a)                         Yield              Value
--------------------------------------------------------------------------------
                    MUNICIPAL BONDS-95.7%
                    ALABAMA-1.5%
                    Birmingham Medical
                    Board
                    (Univ. of Alabama)
                    Series 91
$   5,000           12/01/26 (b)...............          4.80%       $ 5,000,000
                                                                     -----------
                    ALASKA-0.3%
                    Valdez Marine Terminal
                    (Exxon Pipeline Company
                    Project)
                    Series 85
    1,200           10/01/25 (b)...............          4.95          1,200,000
                                                                     -----------
                    CONNECTICUT-0.3%
                    Connecticut State Health &
                    Education Authority
                    (Ascension Health Credit)
                    Series 99B
    1,000           11/15/29 (b)...............          5.00          1,000,000
                                                                     -----------
                    DISTRICT OF
                    COLUMBIA-1.3%
                    District of Columbia GO
                    FSA
                    Series 00A
    4,400           6/01/30 (b)................          5.20          4,400,000
                                                                     -----------
                    ILLINOIS-3.0%
                    Elmhurst
                    (Joint Comm. Health
                    Organization)
                    Series 88
    1,600           7/01/18 (b)................          4.85          1,600,000
                    Madison County PCR
                    (Shell Oil/ Wood River
                    Project)
                    Series 97 AMT
    1,600           4/01/32 (b)................          5.10          1,600,000
                    Oswego IDA
                    (Griffith Laboratories
                    Project)
                    Series 95 AMT
    2,830           7/01/25 (b)................          5.10          2,830,000
                    Southwestern Illinois
                    PCR
                    (Shell Wood River
                    Project)
                    Series 95 AMT
    3,000           11/01/25 (b)...............          5.10          3,000,000
                    Will County PCR
                    (Amoco Chemical Co.)
                    Series 98 AMT
    1,000           3/01/28 (b)................          5.10          1,000,000
                                                                     -----------
                                                                      10,030,000
                                                                     -----------
                    INDIANA-0.6%
                    Indiana Health Facility
                    Finance Authority
                    (Ascension Health)
                    Series 99B
    1,000           11/15/39 (b)...............          5.00          1,000,000
                    Whiting PCR
                    (Amoco Oil Co. Project)
                    Series 99 AMT
    1,100           1/01/26 (b)................          5.10          1,100,000
                                                                     -----------
                                                                       2,100,000
                                                                     -----------
                    NEW JERSEY-78.7%
                    Atlantic City
                    Improvement Authority
                    (Pooled Govt. Loan
                    Program)
                    Series 86
   10,400           7/01/26 (b)................          4.50         10,400,000
                    Clifton GO BAN
                    Series 00
   13,500           8/15/01....................          4.33         13,525,565
                    Cumberland County
                    GO BAN
                    Series 00
    3,000           10/03/01...................          4.35          3,006,455
                    Gloucester County GO
                    BAN
                    Series 00A
    3,530           7/31/01....................          4.29          3,539,208
                    Gloucester County PCR
                    (Mobil Oil Co.)
    5,210           12/01/03 (b)...............          4.40          5,210,000
                    Hudson County
                    Improvement Authority
                    (Essential Purpose
                    Pooled Govt.)
                    Series 86
    8,000           7/15/26 (b)................          4.60          8,000,000
                    Jefferson Township BAN
                    Series 00
    4,901           7/13/01....................          4.38          4,910,133
                    Jersey City GO BAN
                    Series 00
    3,000           3/02/01....................          4.25          3,001,770

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)            Security(a)                         Yield              Value
--------------------------------------------------------------------------------
                    Jersey City GO Water
                    BAN
                    Series 00
$   7,900           9/14/01....................          4.38%       $ 7,912,168
                    Jersey City
                    Redevelopment Agency
                    (Dixon Mill Apartments
                    Project)
                    Series 00A
    9,135           5/15/30 (b)................          4.50          9,135,000
                    Monmouth County
                    Improvement Authority
                    (Pooled Govt. Loan Prog.)
   16,350           8/01/16 (b)................          4.50         16,350,000
                    New Jersey Economic
                    Development Authority
                    (Bennedictine Abbey of
                    Newark)
                    Series 00
    5,000           12/01/30 (b)...............          4.75          5,000,000
                    New Jersey Economic
                    Development Authority
                    (Church & Dwight Inc.)
                    Series 91
    3,995           12/01/08 (b)...............          4.70          3,995,000
                    New Jersey Economic
                    Development Authority
                    (Community Food Bank
                    of N.J. Inc.)
                    Series 94F
      550           8/01/14 (b)................          4.90            550,000
                    New Jersey Economic
                    Development Authority
                    (Curtiss Wright Flight)
    2,047           1/01/02 (b)................          4.65          2,047,000
                    New Jersey Economic
                    Development Authority
                    (Economic Growth)
                    Series 96C
    2,370           11/01/11 (b)...............          4.60          2,370,000
                    New Jersey Economic
                    Development Authority
                    (Economic Growth)
                    Series 96G
      960           11/01/16 (b)...............          4.60            960,000
                    New Jersey Economic
                    Development Authority
                    (Economic Growth)
                    Series B AMT
    1,615           8/01/04 (b)................          5.00          1,615,000
                    New Jersey Economic
                    Development Authority
                    (Economic Growth-Kirker
                    Ent.)
                    Series 96 AMT
    1,200           1/01/05 (b)................          4.75          1,200,000
                    New Jersey Economic
                    Development Authority
                    (Economic Growth-Mona
                    Industries)
                    Series 96 AMT
    2,300           1/01/16 (b)................          4.75          2,300,000
                    New Jersey Economic
                    Development Authority
                    (Foreign Trade Zone Project)
                    Series 98
    2,000           12/01/07 (b)...............          5.00          2,000,000
                    New Jersey Economic
                    Development Authority
                    (Fujinon Inc. Project)
                    Series 86
    2,000           3/01/01 (b)................          5.90          2,000,000
                    New Jersey Economic
                    Development Authority
                    (Harry Rashti & Co.)
                    Series 94E AMT
    1,470           8/01/14 (b)................          4.95          1,470,000
                    New Jersey Economic
                    Development Authority
                    (Job Haines Home Project)
                    Series 98
    2,000           2/01/28 (b)................          4.60          2,000,000
                    New Jersey Economic
                    Development Authority
                    (Mercer Street Friends
                    Project)
                    Series 96-F
    1,115           11/01/16 (b)...............          4.60          1,115,000
                    New Jersey Economic
                    Development Authority
                    (The Homasote Co.
                    Project)
                    Series 96-E AMT
    2,810           11/01/06 (b)...............          4.70          2,810,000
                    New Jersey Economic
                    Development Authority
                    (The Montclair Art
                    Museum)
                    Series 00
    6,000           6/01/20 (b)................          4.80          6,000,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)            Security(a)                         Yield              Value
--------------------------------------------------------------------------------
                    New Jersey Economic
                    Development Authority
                    (Thermal Energy Ltd.)
                    AMT
$  10,500           12/01/31 (b)...............          4.65%       $10,500,000
                    New Jersey Economic
                    Development Authority
                    (Vahariolos Partners Project)
                    Series H AMT
    2,325           11/01/16 (b)...............          4.70          2,325,000
                    New Jersey Economic
                    Development Authority
                    PCR
                    (Hoffman-LA Roche Inc.)
    2,800           2/01/05 (b)................          4.95          2,800,000
                    New Jersey Educational
                    Facilities Authority
                    (Caldwell College)
                    Series 00B
    2,300           7/01/25 (b)................          4.60          2,300,000
                    New Jersey Health Care
                    Facilities
                    (Atlantic City Medical
                    Center)
                    Series 98A-1
    3,400           7/01/28 (b)................          4.70          3,400,000
                    New Jersey Health Care
                    Facilities
                    (Beth Israel Hospital)
                    Series 99A-1
   12,700           7/01/14 (b)................          4.75         12,700,000
                    New Jersey Health Care
                    Facilities
                    (Christ Hospital)
                    Series 98A-2
    4,100           7/01/13 (b)................          4.70          4,100,000
                    New Jersey Health Care
                    Facilities
                    (Hackettstown
                    Community Hospital)
                    Series 00
   10,000           7/01/30 (b)................          4.60         10,000,000
                    New Jersey Health Care
                    Facilities
                    (Holland Christian)
                    Series 99A-2
    4,000           7/01/19 (b)................          4.75          4,000,000
                    New Jersey Health Care
                    Facilities
                    (Hospital Capital Asset
                    Financing)
                    Series 85D
    8,400           7/01/35 (b)................          4.50          8,400,000
                    New Jersey Health Care
                    Facilities
                    (Hospital Capital Asset
                    Financing)
                    Series 85B
    8,000           7/01/35 (b)................          4.50          8,000,000
                    New Jersey Health Care
                    Facilities
                    (St. Mary's Hospital)
                    Series 99A-4
    8,200           7/01/19 (b)................          4.75          8,200,000
                    New Jersey Health Care
                    Facilities
                    (St. Peter's University
                    Hospital)
                    Series 00B
   11,900           7/01/30 (b)................          5.00         11,900,000
                    New Jersey Health Care
                    Facilities
                    (United Methodist Homes)
                    Series 98A-6 AMT
    3,300           7/01/07 (b)................          4.70          3,300,000
                    New Jersey State
                    Educational Facilities
                    Authority
                    (Centenary College)
                    Series 00F
    3,065           10/01/20 (b)...............          4.70          3,065,000
                    New Jersey State
                    Transportation Trust
                    Fund
                    (Transportation Systems)
                    MBIA
                    Series 95B
    3,595           6/15/01 (b)................          4.25          3,622,600
                    New Jersey State Turnpike
                    Authority
                    (Turnpike Revenue) FGIC
                    Series 91D
   21,650           1/01/18 (b)................          4.50         21,650,000
                    Raritan Township GO
                    BAN
                    Series 00
    4,500           9/13/01....................          4.29          4,508,111

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)            Security(a)                         Yield              Value
--------------------------------------------------------------------------------
                    Salem County PCR
                    (Dupont Corp.)
                    Series 82A
$   2,400           3/01/12 (b)................          4.75%       $ 2,400,000
                    Sparta Township GO
                    BAN
                    Series 00
    5,000           1/18/01....................          4.60          5,000,900
                    Westwood GO BAN
                    Series 00A
    2,845           9/25/01....................          4.30          2,850,968
                    Woodbridge Township
                    GO BAN
                    Series 00
   10,000           7/27/01....................          4.29         10,024,965
                                                                     -----------
                                                                     267,469,843
                                                                     -----------
                    NEW YORK-5.0%
                    New York State HFA
                    (East 39th Street Project)
                    Series 99A AMT
    6,000           11/01/32 (b)...............          4.85          6,000,000
                    Port Authority of
                    New York & New Jersey
                    (Versatile Structure) AMT
    3,300           4/01/24 (b)................          5.00          3,300,000
    5,100           12/01/17 (b)...............          5.00          5,100,000
                    Port Authority of
                    New York & New Jersey
                    (Versatile Structure)
                    Series 96-5
    2,500           8/01/24 (b)................          4.90          2,500,000
                                                                     -----------
                                                                      16,900,000
                                                                     -----------
                    OHIO-0.5%
                    Franklin County
                    (Trinity Health Credit
                    Group)
                    Series 00F
    1,700           12/01/30 (b)...............          5.00          1,700,000
                                                                     -----------
                    SOUTH CAROLINA-2.5%
                    Berkeley County IDA
                    (Amoco Chemical
                    Project)
                    Series 97 AMT
    3,700           4/01/27 (b)................          5.10          3,700,000
                    Berkeley County IDA
                    (Nucor Corp. Project)
                    Series 95 AMT
    1,500           9/01/28 (b)................          5.00          1,500,000
                    Berkeley County IDA
                    (Nucor Corp. Project)
                    Series 98 AMT
    3,300           4/01/31 (b)................          5.00          3,300,000
                                                                     -----------
                                                                       8,500,000
                                                                     -----------
                    TEXAS-1.6%
                    Brazos River County
                    (Merey Sweeny LP
                    Project)
                    Series 00A AMT
    1,000           4/01/20 (b)................          5.15          1,000,000
                    Gulf Coast PCR
                    (Amoco Oil Company
                    Project)
                    Series 97 AMT
    1,000           1/01/26 (b)................          5.10          1,000,000
                    Harris County SWR
                    (Exxon Project)
                    Series 97 AMT
      450           4/01/32 (b)................          5.05            450,000
                    Panhandle-Plains Higher
                    Education Student Loan
                    Series 98A AMT
    3,100           10/01/02 (b)...............          4.80          3,100,000
                                                                     -----------
                                                                       5,550,000
                                                                     -----------
                    VIRGINIA-0.4%
                    King George County IDA
                    (Birchwood Power
                    Project)
                    AMT
    1,200           11/01/25 (b)...............          5.10          1,200,000
                                                                     -----------
                    Total Municipal Bonds
                    (amortized cost
                    $325,049,843)..............                      325,049,843
                                                                     -----------
                    COMMERCIAL PAPER-5.2%
                    NEW JERSEY-3.8%
                    New Jersey Economic
                    Development Authority
                    (Chambers Cogeneration)
                    Series 1991
    3,000           4/11/01....................          4.30          3,000,000
                    New Jersey TRAN
                    Series 01A
    5,000           3/08/01....................          4.30          5,000,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)            Security(a)                         Yield             Value
-------------------------------------------------------------------------------
$   5,000           4/05/01....................          4.30%      $ 5,000,000
                                                                    -----------
                                                                     13,000,000
                                                                    -----------
                    NEW YORK-1.4%
                    Port Authority of
                    New York & New Jersey
                    AMT
    4,750           2/09/01....................          4.30         4,750,000
                                                                    -----------
                    Total Commercial Paper
                    (amortized cost
                    $17,750,000)...............                      17,750,000

                    TOTAL INVESTMENTS-100.9%
                    (amortized cost
                    $342,799,843)..............                      342,799,843
                    Other assets less
                    liabilities-(0.9%).........                      (3,060,104)
                                                                    -----------
                    NET ASSETS-100%
                    (offering and redemption
                    price of $1.00 per share;
                    339,739,739 shares
                    outstanding)...............                     $339,739,739
                                                                    ============

--------------------------------------------------------------------------------

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      FGIC - Financial Guaranty Insurance Company
      FSA  - Financial Security Assurance, Inc.
      GO   - General Obligation
      HFA  - Housing Finance Authority
      IDA  - Industrial Development Authority
      MBIA - Municipal Bond Investors Assurance
      PCR  - Pollution Control Revenue
      SWR  - Solid Waste Removal
      TRAN - Tax & Revenue Anticipation Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000
(unaudited)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                                $     6,205,602
EXPENSES
   Advisory fee (Note B) .....................................        $       765,100
   Distribution assistance and administrative service (Note C)                654,079
   Transfer agency (Note B) ..................................                 67,417
   Custodian fees ............................................                 41,890
   Registration fees .........................................                 22,092
   Printing ..................................................                 18,446
   Audit and legal fees ......................................                 10,063
   Trustees' fees ............................................                  1,000
   Miscellaneous .............................................                  1,915
                                                                      ---------------
   Total expenses ............................................              1,582,002
   Less: expense reimbursement ...............................                (51,802)
                                                                      ---------------
   Net expenses ..............................................                                      1,530,200
                                                                                              ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                                $     4,675,402
                                                                                              ===============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                     Six Months Ended           Year Ended
                                                                     December 31, 2000           June 30,
                                                                        (unaudited)                2000
                                                                      ===============         ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .....................................        $     4,675,402         $     6,494,876
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .....................................             (4,675,402)             (6,494,876)
   Net realized gain .........................................                     -0-                 (3,718)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .....................................             58,161,750              60,716,331
                                                                      ---------------         ---------------
   Total increase ............................................             58,161,750              60,712,613
NET ASSETS
   Beginning of period .......................................            281,577,989             220,865,376
                                                                      ---------------         ---------------
   End of period .............................................        $   339,739,739         $   281,577,989
                                                                      ===============         ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a Series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio and Alliance Municipal Trust-Pennsylvania Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2000, the reimbursement amounted to $51,802.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $28,320 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $848 under an expense offset arrangement with Alliance Fund Services, Inc.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $382,550. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $271,529, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2000, capital paid-in aggregated $339,739,739. Transactions, all at $1.00 per share, were as follows:

                                                 Six Months Ended        Year Ended
                                                 December 31, 2000        June 30,
                                                    (unaudited)             2000
                                                   ============         ============
Shares sold ...............................         406,579,340          631,912,513
Shares issued on reinvestments of dividends           4,675,402            6,494,876
Shares redeemed ...........................        (353,092,992)        (577,691,058)
                                                   ------------         ------------
Net increase ..............................          58,161,750           60,716,331
                                                   ============         ============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                        Six Months
                                           Ended
                                        December 31,                      Year Ended June 30,
                                            2000          ====================================================================
                                         (unaudited)         2000          1999           1998           1997          1996
                                         ===========      ==========    ==========     ==========     ==========     =========
Net asset value, beginning of period      $     1.00      $     1.00    $     1.00     $     1.00     $     1.00     $    1.00
                                          ----------      ----------    ----------     ----------     ----------     ---------
Income From Investment Operations
Net investment income (a) ..........            .015            .026          .022           .026           .027          .028
                                          ----------      ----------    ----------     ----------     ----------     ---------
Less: Dividends
Dividends from net investment income           (.015)          (.026)        (.022)         (.026)         (.027)        (.028)
                                          ----------      ----------    ----------     ----------     ----------     ---------
Net asset value, end of period .....      $     1.00            1.00    $     1.00     $     1.00     $     1.00     $    1.00
                                          ==========      ==========    ==========     ==========     ==========     =========
Total Return
Total investment return based on net
   asset value (b) .................            1.55%           2.63%         2.21%          2.67%          2.72%         2.89%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .................      $  339,740      $  281,578    $  220,865     $  151,617     $  123,579     $  98,098
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ................            1.00%(c)        1.00%         1.00%           .94%           .85%          .82%
   Expenses, before waivers and
     reimbursements ................            1.03%(c)        1.07%         1.09%          1.07%          1.12%         1.19%
   Net investment income (a) .......            3.06%(c)        2.61%         2.16%          2.63%          2.68%         2.84%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


10
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

Alliance Municipal Trust - New Jersey Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

[*] [*] [1] [2] [9] [2] [#]

For non-touch-tone telephones, call toll-free (800) 221-9513

AllianceCapital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNJSR1200